UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments:

Putnam VT Income Fund

The fund's portfolio
9/30/15 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (95.9%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (9.0%)

Government National Mortgage Association Pass-Through Certificates
5s, TBA, October 1, 2045			$3,000,000	$3,248,438
4.687s, June 20, 2045(FWC)			64,501	72,955
4.667s, May 20, 2045(FWC)			895,366	1,011,239
4.654s, June 20, 2045			635,658	718,572
4.554s, May 20, 2045			323,656	364,212
4.524s, June 20, 2065(FWC)			146,095	163,871
4.516s, June 20, 2045(FWC)			137,158	153,778
4.468s, May 20, 2065(FWC)			280,077	312,761
4.413s, June 20, 2065(FWC)			68,501	76,454
4s, July 20, 2044			1,875,275	2,023,693
4s, TBA, October 1, 2045			4,000,000	4,260,625
3 1/2s, with due dates from June 20, 2045			3,073,184	3,224,682
3 1/2s, TBA, October 1, 2045			6,000,000	6,285,000
3s, TBA, October 1, 2045			3,000,000	3,060,938

				24,977,218
U.S. Government Agency Mortgage Obligations (86.9%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4 1/2s, May 1, 2044			771,271	858,387
3 1/2s, with due dates from August 1, 2043 to February 1, 2044			2,568,621	2,684,368
3s, March 1, 2043			806,310	817,806

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, October 1, 2045			2,000,000	2,260,000
6s, TBA, September 1, 2045			2,000,000	2,264,062
5 1/2s, TBA, October 1, 2045			2,000,000	2,234,375
5s, March 1, 2038			32,884	36,328
4 1/2s, with due dates from December 1, 2043 to February 1, 2044			228,610	253,299
4 1/2s, TBA, November 1, 2045			8,000,000	8,662,500
4 1/2s, TBA, October 1, 2045			8,000,000	8,672,500
4s, with due dates from June 1, 2042 to June 1, 2044			12,591,851	13,547,544
3 1/2s, July 1, 2043			829,453	867,459
3 1/2s, TBA, November 1, 2045			13,000,000	13,511,875
3 1/2s, TBA, October 1, 2045			24,000,000	25,031,251
3s, TBA, November 1, 2045			79,000,000	79,752,969
3s, TBA, October 1, 2045			79,000,000	80,049,200

				241,503,923

Total U.S. government and agency mortgage obligations (cost $265,553,953)				$266,481,141

U.S. TREASURY OBLIGATIONS (-%)(a)
			Principal amount	Value

U.S. Treasury Notes 2s, September 30, 2020(SEGSF)			$132,000	$135,805

Total U.S. treasury Obligations (cost $131,940)				$135,805

MORTGAGE-BACKED SECURITIES (48.3%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (17.9%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.774s, 2032			$41,735	$59,964
IFB Ser. 3408, Class EK, 24.962s, 2037			353,155	555,696
IFB Ser. 2976, Class LC, 23.663s, 2035			54,847	86,513
IFB Ser. 2979, Class AS, 23.516s, 2034			15,615	17,742
IFB Ser. 3072, Class SM, 23.039s, 2035			237,844	357,696
IFB Ser. 3065, Class DC, 19.24s, 2035			400,198	595,643
IFB Ser. 2990, Class LB, 16.418s, 2034			307,980	415,061
IFB Ser. 3852, Class NT, 5.793s, 2041			675,455	710,571
IFB Ser. 314, Class AS, IO, 5.683s, 2043			2,153,491	514,077
Ser. 4132, Class IP, IO, 4 1/2s, 2042			2,475,940	413,165
Ser. 4122, Class TI, IO, 4 1/2s, 2042			980,152	188,581
Ser. 4018, Class DI, IO, 4 1/2s, 2041			1,167,396	179,919
Ser. 3707, Class PI, IO, 4 1/2s, 2025			757,071	65,797
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class M3, 4.344s, 2025			965,000	959,232
Ser. 4116, Class MI, IO, 4s, 2042			2,373,721	451,078
Ser. 4013, Class AI, IO, 4s, 2039			1,855,220	222,374
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQ1, Class M3, 3.994s, 2025			450,000	436,136
Ser. 311, IO, 3 1/2s, 2043			1,761,261	365,462
Ser. 4165, Class AI, IO, 3 1/2s, 2043			2,516,445	409,979
Ser. 303, Class C19, IO, 3 1/2s, 2043			1,310,134	257,549
Ser. 304, Class C22, IO, 3 1/2s, 2042			3,008,666	589,001
Ser. 4122, Class AI, IO, 3 1/2s, 2042			2,399,144	319,791
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA1, Class M3, 3.494s, 2027			500,000	473,319
Ser. 4182, Class GI, IO, 3s, 2043			4,229,348	439,968
Ser. 4141, Class PI, IO, 3s, 2042			2,120,035	257,923
Ser. 4158, Class TI, IO, 3s, 2042			5,210,363	657,392
Ser. 4165, Class TI, IO, 3s, 2042			6,276,249	755,033
Ser. 4176, Class DI, IO, 3s, 2042			4,821,968	578,347
Ser. 4183, Class MI, IO, 3s, 2042			2,026,661	240,767
Ser. 4206, Class IP, IO, 3s, 2041			2,017,427	244,674
Ser. 4215, Class EI, IO, 3s, 2032			2,463,556	297,420
Ser. 4039, Class PI, IO, 2 1/2s, 2027			5,972,685	549,432
FRB Ser. T-56, Class A, IO, 0.524s, 2043			4,038,464	85,817
Ser. 315, PO, zero %, 2043			2,910,939	2,288,260
Ser. 3835, Class FO, PO, zero %, 2041			2,258,138	1,987,907
Ser. 3369, Class BO, PO, zero %, 2037			9,035	7,794
Ser. 3391, PO, zero %, 2037			59,374	54,158
Ser. 3300, PO, zero %, 2037			95,750	83,933
Ser. 3175, Class MO, PO, zero %, 2036			17,756	16,306
Ser. 3210, PO, zero %, 2036			38,329	36,560
Ser. 3326, Class WF, zero %, 2035			8,963	7,395
FRB Ser. T-56, Class 2, IO, zero %, 2043			11,513,999	—
FRB Ser. 3117, Class AF, zero %, 2036			6,892	5,542
FRB Ser. 3036, Class AS, zero %, 2035			2,808	2,607

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.737s, 2036			231,069	452,372
IFB Ser. 06-8, Class HP, 23.856s, 2036			302,022	478,886
IFB Ser. 05-45, Class DA, 23.709s, 2035			571,900	878,768
IFB Ser. 07-53, Class SP, 23.489s, 2037			200,850	314,799
IFB Ser. 05-122, Class SE, 22.421s, 2035			454,910	673,479
IFB Ser. 05-75, Class GS, 19.668s, 2035			228,377	317,780
IFB Ser. 05-106, Class JC, 19.523s, 2035			238,204	367,408
IFB Ser. 05-83, Class QP, 16.89s, 2034			67,099	88,674
IFB Ser. 11-4, Class CS, 12.512s, 2040			355,077	426,942
IFB Ser. 13-103, Class SK, IO, 5.726s, 2043			928,362	239,484
IFB Ser. 13-101, Class SE, IO, 5.706s, 2043			2,658,006	694,882
Ser. 15-4, Class IO, IO, 4 1/2s, 2045			1,353,171	274,342
Ser. 418, Class C24, IO, 4s, 2043			1,735,636	356,945
Ser. 12-124, Class UI, IO, 4s, 2042			5,240,895	1,027,739
Ser. 12-118, Class PI, IO, 4s, 2042			2,158,549	398,991
Ser. 12-40, Class MI, IO, 4s, 2041			2,559,131	399,736
Ser. 12-62, Class EI, IO, 4s, 2041			2,967,881	442,993
Ser. 12-22, Class CI, IO, 4s, 2041			2,071,490	314,785
Ser. 418, Class C15, IO, 3 1/2s, 2043			3,822,720	762,976
Ser. 13-18, Class IN, IO, 3 1/2s, 2043			1,740,884	260,292
Ser. 13-55, Class IK, IO, 3s, 2043			1,729,560	234,736
Ser. 12-144, Class KI, IO, 3s, 2042			6,357,151	781,866
Ser. 13-55, Class PI, IO, 3s, 2042			2,928,691	312,228
Ser. 13-67, Class IP, IO, 3s, 2042			3,180,093	318,137
Ser. 13-30, Class IP, IO, 3s, 2041			1,892,532	173,148
Ser. 13-23, Class LI, IO, 3s, 2041			2,100,456	189,020
Ser. 13-7, Class EI, IO, 3s, 2040			2,651,769	416,407
Ser. 14-28, Class AI, IO, 3s, 2040			4,098,670	488,798
Ser. 13-69, IO, 3s, 2031			2,775,154	323,250
FRB Ser. 03-W10, Class 1, IO, 0.858s, 2043			2,336,056	58,401
Ser. 07-64, Class LO, PO, zero %, 2037			39,380	36,578
Ser. 372, Class 1, PO, zero %, 2036			49,238	47,753

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6s, 2039			1,121,957	230,517
IFB Ser. 13-129, Class SN, IO, 5.934s, 2043			1,048,209	193,803
IFB Ser. 11-70, Class SM, IO, 5.681s, 2041			1,475,235	264,967
Ser. 14-36, Class WI, IO, 5 1/2s, 2044			1,514,387	330,409
Ser. 14-25, Class QI, IO, 5s, 2044			3,749,048	788,875
Ser. 13-3, Class IT, IO, 5s, 2043			1,397,739	265,236
Ser. 11-116, Class IB, IO, 5s, 2040			939,367	47,186
Ser. 13-16, Class IB, IO, 5s, 2040			1,647,521	92,010
Ser. 10-35, Class UI, IO, 5s, 2040			1,542,990	293,989
Ser. 10-9, Class UI, IO, 5s, 2040			7,311,712	1,386,688
Ser. 09-121, Class UI, IO, 5s, 2039			3,268,752	644,009
Ser. 14-3, Class IP, IO, 4 1/2s, 2043			738,911	135,686
Ser. 14-108, Class IP, IO, 4 1/2s, 2042			703,724	113,152
Ser. 12-129, IO, 4 1/2s, 2042			1,460,415	333,529
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			1,451,361	248,171
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			1,394,712	237,526
Ser. 09-121, Class BI, IO, 4 1/2s, 2039			1,267,912	295,335
Ser. 11-116, Class IA, IO, 4 1/2s, 2039			1,521,700	156,826
Ser. 13-34, Class PI, IO, 4 1/2s, 2039			2,390,353	312,371
Ser. 15-94, IO, 4s, 2045			464,089	123,596
Ser. 15-99, Class LI, IO, 4s, 2045			1,671,932	239,062
Ser. 15-53, Class MI, IO, 4s, 2045			2,628,728	606,429
Ser. 14-2, Class IL, IO, 4s, 2044			3,895,876	665,104
Ser. 14-63, Class PI, IO, 4s, 2043			1,694,399	265,004
Ser. 13-4, Class IC, IO, 4s, 2042			1,803,354	414,968
Ser. 12-56, Class IB, IO, 4s, 2042			2,793,949	479,544
Ser. 12-50, Class PI, IO, 4s, 2041			1,805,096	279,609
Ser. 12-41, Class IP, IO, 4s, 2041			3,890,962	671,101
Ser. 14-4, Class IK, IO, 4s, 2039			2,514,852	325,422
Ser. 14-162, Class DI, IO, 4s, 2038			2,292,944	239,776
Ser. 15-138, Class AI, IO, 3 1/2s, 2045			700,000	96,033
Ser. 15-69, Class XI, IO, 3 1/2s, 2045			2,233,899	375,474
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			1,744,908	228,915
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			2,214,828	303,254
Ser. 12-136, IO, 3 1/2s, 2042			2,519,957	559,052
Ser. 12-113, Class ID, IO, 3 1/2s, 2042			1,859,445	398,423
Ser. 12-71, Class AI, IO, 3 1/2s, 2042			3,496,773	258,237
Ser. 14-46, Class JI, IO, 3 1/2s, 2041			1,682,493	239,520
Ser. 13-18, Class GI, IO, 3 1/2s, 2041			1,753,731	231,317
Ser. 15-52, Class KI, IO, 3 1/2s, 2040			2,964,265	438,504
Ser. 12-48, Class KI, IO, 3 1/2s, 2039			1,549,427	167,664
Ser. 15-26, Class AI, IO, 3 1/2s, 2039			3,959,643	519,228
Ser. 13-53, Class PI, IO, 3s, 2041			2,877,611	300,912
Ser. 13-23, Class IK, IO, 3s, 2037			1,405,698	186,902
Ser. 14-46, Class KI, IO, 3s, 2036			1,454,307	166,126
Ser. 14-44, Class IC, IO, 3s, 2028			3,188,465	318,569
Ser. 13-H08, IO, 2.928s, 2063			4,098,553	397,068
FRB Ser. 15-H16, Class XI, IO, 2.228s, 2065			2,136,228	267,029
Ser. 15-H15, Class JI, IO, 1.932s, 2065			2,251,105	282,739
Ser. 15-H12, Class AI, IO, 1.851s, 2065			3,740,750	439,538
Ser. 15-H20, Class AI, IO, 1.833s, 2065			2,027,395	244,240
Ser. 15-H10, Class CI, IO, 1.803s, 2065			2,254,384	269,822
Ser. 15-H12, Class GI, IO, 1.801s, 2065			4,611,711	518,818
Ser. 15-H09, Class BI, IO, 1.699s, 2065			3,143,632	322,537
Ser. 15-H12, Class EI, IO, 1.691s, 2065			5,289,581	532,132
Ser. 15-H01, Class CI, IO, 1.639s, 2064			3,683,357	301,299
Ser. 15-H17, Class CI, IO, 1.617s, 2065			3,705,137	291,965
Ser. 10-H19, Class GI, IO, 1.401s, 2060			5,855,013	390,529
Ser. 10-151, Class KO, PO, zero %, 2037			233,650	211,552
Ser. 06-36, Class OD, PO, zero %, 2036			6,110	5,289

				49,736,763
Commercial mortgage-backed securities (20.2%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			905,000	911,258
Ser. 06-6, Class A2, 5.309s, 2045			51,567	51,616
FRB Ser. 07-1, Class XW, IO, 0.503s, 2049			3,085,994	18,754

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.499s, 2051			8,481,662	56,174

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-5, Class B, 5.695s, 2045			1,500,000	1,498,500
FRB Ser. 05-1, Class B, 5.515s, 2042			319,000	315,210

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.546s, 2041			822,427	12,118
FRB Ser. 04-4, Class XC, IO, 0.258s, 2042			1,311,225	1,400
Ser. 05-1, Class XW, IO, zero %, 2042			16,213,125	162

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566s, 2045			524,000	520,808
Ser. 05-PWR9, Class C, 5.055s, 2042			372,000	372,000
FRB Ser. 04-PR3I, Class X1, IO, 0.481s, 2041			221,401	404

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.603s, 2039			1,937,000	1,932,894
FRB Ser. 06-PW14, Class X1, IO, 0.837s, 2038			7,131,833	100,987

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.709s, 2029			835,065	32,117

CD Commercial Mortgage Trust 144A Ser. 07-CD4, Class XW, IO, 0.548s, 2049			16,440,852	130,047

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.76s, 2047			241,000	267,775
FRB Ser. 11-C2, Class E, 5.76s, 2047			391,000	409,560

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class XA, IO, 1.666s, 2046			6,747,659	451,715
FRB Ser. 14-GC19, Class X, IO, 1.478s, 2047			10,073,131	744,807

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC17, Class D, 5.261s, 2046			1,245,000	1,203,736
FRB Ser. 13-GC11, Class D, 4.604s, 2046			531,000	499,455

COMM Mortgage Pass-Through Certificates FRB Ser. 12-CR3, Class XA, IO, 2.309s, 2045			1,715,743	170,910

COMM Mortgage Trust
Ser. 06-C8, Class AJ, 5.377s, 2046			444,000	442,672
FRB Ser. 12-CR1, Class XA, IO, 2.277s, 2045			6,395,944	598,859
FRB Ser. 14-CR16, Class XA, IO, 1.419s, 2047			2,692,970	180,560
FRB Ser. 14-UBS6, Class XA, IO, 1.226s, 2047			10,012,443	656,122
FRB Ser. 06-C8, Class XS, IO, 0.714s, 2046			22,429,087	98,018

COMM Mortgage Trust 144A
Ser. 13-LC13, Class E, 3.719s, 2046			542,000	411,933
Ser. 14-CR18, Class E, 3.6s, 2047			775,000	567,826
FRB Ser. 07-C9, Class AJFL, 0.893s, 2049			404,000	396,409

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.216s, 2049			40,036,233	112,101

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C5, Class C, 5.1s, 2038			366,000	362,340

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			356,780	376,403
FRB Ser. 02-CP3, Class AX, IO, 1.496s, 2035			54,165	1,029

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.945s, 2050			490,000	418,590

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			271,760	271,760

First Union National Bank-Bank of America, NA Commercial Mortgage Trust 144A FRB Ser. 01-C1, Class 3, IO, 2.2s, 2033			166,222	312

GE Business Loan Trust 144A FRB Ser. 04-2, Class D, 2.957s, 2032			39,767	35,591

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.027s, 2045			5,432,129	—

GE Commercial Mortgage Corp. Trust 144A Ser. 07-C1, Class XC, IO, 0.378s, 2049			48,621,288	154,129

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.699s, 2043			3,857,363	7,098

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.777s, 2046			5,481,529	477,825

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.558s, 2046			853,000	800,694
FRB Ser. 13-GC10, Class E, 4.558s, 2046			414,000	356,661

GS Mortgage Securities Trust
FRB Ser. 13-GC12, Class XA, IO, 1.883s, 2046			6,845,686	562,833
FRB Ser. 14-GC18, Class XA, IO, 1.434s, 2047			3,850,052	264,830
FRB Ser. 14-GC22, Class XA, IO, 1.231s, 2047			22,709,865	1,469,465

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.819s, 2045			239,000	247,853
FRB Ser. 13-GC13, Class D, 4.205s, 2046			329,000	303,170
FRB Ser. 06-GG6, Class XC, IO, 0.043s, 2038			27,150,566	2,579

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C17, Class XA, IO, 1.226s, 2047			6,983,386	386,042
FRB Ser. 14-C25, Class XA, IO, 1.161s, 2047			4,002,375	255,703

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.714s, 2046			350,000	318,623
Ser. 14-C25, Class E, 3.332s, 2047			517,000	366,708

JPMorgan Chase Commercial Mortgage Securities Corp. FRB Ser. 12-LC9, Class XA, IO, 2.022s, 2047			4,321,183	350,923

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.568s, 2047			706,000	701,251

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.279s, 2051			683,000	699,856
FRB Ser. 07-LD12, Class A3, 6.136s, 2051			54,463	54,507
Ser. 08-C2, Class ASB, 6 1/8s, 2051			283,736	293,693
FRB Ser. 06-LDP6, Class B, 5.749s, 2043			753,000	750,063
Ser. 06-LDP8, Class B, 5.52s, 2045			191,000	190,471
FRB Ser. 04-CBX, Class B, 5.021s, 2037			280,000	280,014
FRB Ser. 13-LC11, Class XA, IO, 1.697s, 2046			4,271,511	328,052
FRB Ser. 13-C16, Class XA, IO, 1.512s, 2046			7,707,990	457,531
FRB Ser. 06-LDP8, Class X, IO, 0.687s, 2045			17,938,604	62,247
FRB Ser. 07-LDPX, Class X, IO, 0.469s, 2049			18,158,659	114,272

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.42s, 2043			731,000	808,387
FRB Ser. 07-CB20, Class B, 6.379s, 2051			357,000	363,492
FRB Ser. 07-CB20, Class C, 6.379s, 2051			369,000	352,417
FRB Ser. 11-C3, Class E, 5.734s, 2046			978,000	1,032,683
FRB Ser. 11-C3, Class F, 5.734s, 2046			635,000	658,848
FRB Ser. 12-C6, Class E, 5.372s, 2045			391,000	390,749
FRB Ser. 12-C8, Class D, 4.82s, 2045			660,000	673,313
Ser. 13-C10, Class E, 3 1/2s, 2047			743,000	599,081
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			498,000	398,400
FRB Ser. 05-CB12, Class X1, IO, 0.544s, 2037			2,541,105	7,763
FRB Ser. 06-LDP6, Class X1, IO, 0.298s, 2043			30,344,325	10,924

JPMorgan Chase Commercial Mortgage Securities Trust Pass-Through Certificates 144A Ser. 01-C1, Class H, 5.626s, 2035			370,439	377,847

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031(F)			206,067	216,353
Ser. 98-C4, Class H, 5.6s, 2035			288,836	297,668

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482s, 2039			555,000	527,250
Ser. 06-C7, Class A2, 5.3s, 2038			408,058	408,621
Ser. 06-C1, Class AJ, 5.276s, 2041			383,000	390,660
FRB Ser. 07-C2, Class XW, IO, 0.739s, 2040			2,657,363	20,547

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, 5.077s, 2036			1,600,000	1,031,013
FRB Ser. 06-C7, Class XCL, IO, 0.851s, 2038			29,594,677	189,643
FRB Ser. 06-C7, Class XW, IO, 0.851s, 2038			15,804,362	97,371
FRB Ser. 07-C2, Class XCL, IO, 0.739s, 2040			57,575,632	445,175
FRB Ser. 05-C7, Class XCL, IO, 0.37s, 2040			6,837,583	26,619
FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040			1,344,098	79

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3 1/2s, 2048			435,000	380,155

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.475s, 2051			207,000	223,668
FRB Ser. 07-C1, Class A3, 6.032s, 2050			40,103	40,197
FRB Ser. 05-LC1, Class D, 5.607s, 2044			694,000	688,365
FRB Ser. 05-CKI1, Class B, 5.597s, 2037			1,242,000	1,241,131
FRB Ser. 05-CKI1, Class C, 5.597s, 2037			864,000	833,311

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.587s, 2039			685,139	1,149
FRB Ser. 05-MCP1, Class XC, IO, 0.07s, 2043			1,085,859	11

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 9.001s, 2037			69,408	4,428
FRB Ser. 05-C3, Class X, IO, 6.696s, 2044			185,882	2,509
FRB Ser. 06-C4, Class X, IO, 6.438s, 2045			1,690,968	229,464

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046			636,000	638,582
Ser. 06-4, Class AJ, 5.239s, 2049			295,000	295,767

ML-CFC Commercial Mortgage Trust 144A
Ser. 06-4, Class AJFX, 5.147s, 2049			319,000	316,416
FRB Ser. 06-4, Class XC, IO, 0.8s, 2049			47,079,416	140,297

Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 14-C17, Class XA, IO, 1.433s, 2047			10,093,391	711,887

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.926s, 2046			436,000	419,574
Ser. 14-C17, Class D, 4.855s, 2047			378,000	353,053
FRB Ser. 13-C10, Class E, 4.218s, 2046			633,000	545,963
Ser. 14-C17, Class E, 3 1/2s, 2047			474,000	344,301
Ser. 15-C24, Class D, 3.257s, 2048			575,000	430,704
FRB Ser. 13-C13, Class XB, IO, 0.152s, 2046			55,988,000	582,331

Morgan Stanley Capital I Trust
Ser. 07-IQ14, Class A2, 5.61s, 2049			276,575	277,227
Ser. 07-HQ11, Class AJ, 5.508s, 2044			386,000	387,316

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.461s, 2043			320,000	316,576
FRB Ser. 11-C3, Class E, 5.351s, 2049			82,000	85,665

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			471,724	472,904

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			900,562	225,140

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.199s, 2045			519,000	518,585
Ser. 06-C24, Class AJ, 5.658s, 2045			469,000	471,626
FRB Ser. 06-C29, IO, 0.527s, 2048			26,996,029	91,247
FRB Ser. 07-C34, IO, 0.459s, 2046			7,252,562	54,394

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 06-C26, Class XC, IO, 0.178s, 2045			11,406,737	4,449

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 12-LC5, Class E, 4.936s, 2045			442,000	402,662
Ser. 14-LC18, Class D, 3.957s, 2047			628,000	525,161

WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C17, Class C, 5.296s, 2046			600,000	640,722
FRB Ser. 13-C17, Class XA, IO, 1.739s, 2046			6,979,646	519,278
FRB Ser. 13-C14, Class XA, IO, 1.033s, 2046			17,425,058	824,380

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.644s, 2044			106,000	114,272
FRB Ser. 11-C4, Class E, 5.433s, 2044			368,000	381,824
FRB Ser. 14-C19, Class E, 5.137s, 2047			1,105,000	923,757
FRB Ser. 12-C7, Class D, 4.994s, 2045			931,000	965,140
FRB Ser. 12-C7, Class E, 4.994s, 2045			426,000	420,400
Ser. 12-C7, Class F, 4 1/2s, 2045			645,000	591,852
Ser. 14-C19, Class D, 4.234s, 2047			504,000	448,924
Ser. 13-C12, Class E, 3 1/2s, 2048			662,000	530,835
FRB Ser. 12-C9, Class XA, IO, 2.34s, 2045			7,031,610	686,215
FRB Ser. 11-C5, Class XA, IO, 2.122s, 2044			3,179,188	248,167
FRB Ser. 12-C10, Class XA, IO, 1.917s, 2045			14,496,540	1,272,941
FRB Ser. 13-C11, Class XA, IO, 1.616s, 2045			7,483,164	473,602
FRB Ser. 13-C12, Class XA, IO, 1.613s, 2048			4,099,763	295,740
FRB Ser. 12-C9, Class XB, IO, 0.867s, 2045			8,807,000	401,221

				56,210,413
Residential mortgage-backed securities (non-agency) (10.2%)

BCAP, LLC Trust FRB Ser. 15-RR5, Class 2A2, 1.253s, 2046			1,300,000	1,140,269

BCAP, LLC Trust 144A FRB Ser. 15-RR6, Class 3A2, 1.123s, 2046			260,000	222,789

Bear Stearns Asset Backed Securities Trust FRB Ser. 06-SD2, Class M2, 0.994s, 2036(F)			750,000	617,344

Citigroup Mortgage Loan Trust 144A Ser. 10-8, Class 1A2, 5 1/2s, 2036			325,000	336,375

Countrywide Asset-Backed Certificates Trust Ser. 04-13, Class MF1, 5.071s, 2035			609,844	591,549

Credit-Based Asset Servicing and Securitization, LLC FRB Ser. 05-CB4, Class M4, 0.794s, 2035			325,000	261,625

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA1, Class M3, 4.894s, 2028			2,350,000	2,344,360

First Franklin Mortgage Loan Trust
FRB Ser. 05-FF6, Class M3, 0.664s, 2036			600,000	489,881
FRB Ser. 06-FF1, Class M1, 0.634s, 2036			700,000	546,044
FRB Ser. 06-FF4, Class A3, 0.474s, 2036			275,000	228,697

First NLC Trust FRB Ser. 05-2, Class M2, 0.714s, 2035			300,000	243,338

FIRSTPLUS Home Loan Owner Trust 1997-3 Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)			77,731	8

Fremont Home Loan Trust FRB Ser. 05-B, Class M5, 1.124s, 2035			1,000,000	808,576

GreenPoint Mortgage Funding Trust FRB Ser. 05-HY1, Class 1A1B, 0.554s, 2035			658,594	553,219

GSAA Home Equity Trust FRB Ser. 05-9, Class M1, 0.674s, 2035			500,000	407,500

GSAA Trust
FRB Ser. 05-6, Class M2, 0.674s, 2035			625,000	465,153
FRB Ser. 05-6, Class M1, 0.624s, 2035			750,000	623,625

GSAMP Trust
FRB Ser. 05-HE5, Class M3, 0.654s, 2035			1,150,000	893,089
FRB Ser. 06-HE2, Class M1, 0.514s, 2046			3,500,000	2,852,500

JPMorgan Mortgage Acquisition Trust
FRB Ser. 07-CH1, Class MV4, 0.624s, 2036			1,225,000	959,099
FRB Ser. 06-CH1, Class M2, 0.484s, 2036			1,400,000	1,060,360

Morgan Stanley Mortgage Loan Trust FRB Ser. 05-5AR, Class 1M4, 0.824s, 2035			450,000	358,313

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598s, 2047			180,000	144,000

Nationstar HECM Loan Trust 144A Ser. 15-1A, Class A, 3.844s, 2018			253,212	254,954

Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates FRB Ser. 05-2, Class M5, 0.844s, 2035			625,000	518,750

Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates FRB Ser. 05-3, Class M3, 0.694s, 2035			350,000	283,500

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 05-WHQ4, Class M2, 0.684s, 2035			725,000	584,883

Residential Asset Securities Corp. Trust FRB Ser. 05-KS8, Class M5, 0.834s, 2035			350,000	279,965

Soundview Home Loan Trust FRB Ser. 05-CTX1, Class M4, 0.814s, 2035			425,000	335,750

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR11, Class A1C3, 0.704s, 2045			710,581	621,453
FRB Ser. 05-AR19, Class A1C3, 0.694s, 2045			2,052,675	1,806,354
FRB Ser. 05-AR13, Class A1C4, 0.624s, 2045			3,968,265	3,432,549
FRB Ser. 05-AR17, Class A1B2, 0.604s, 2045			1,952,796	1,689,169
FRB Ser. 05-AR1, Class A2B, 0.594s, 2045			701,428	629,612
FRB Ser. 05-AR6, Class 2A1C, 0.534s, 2045			714,635	639,598

Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 05-3, Class M6, 0.864s, 2035			1,425,000	1,173,608

				28,397,858

Total mortgage-backed securities (cost $132,688,105)				$134,345,034

CORPORATE BONDS AND NOTES (27.7%)(a)
			Principal amount	Value

Basic materials (1.1%)

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)			$45,000	$42,467

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)			46,000	47,512

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			275,000	277,406

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			101,000	98,155

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			75,000	72,204

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			51,000	59,952

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			50,000	48,967

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018			100,000	111,554

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029			70,000	93,559

Georgia-Pacific, LLC 144A company guaranty sr. notes 5.4s, 2020			110,000	123,261

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)			15,000	10,350

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.6s, 2017 (Canada)			60,000	55,766

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 2.7s, 2017 (Canada)			160,000	143,920

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025			376,000	290,460

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055			145,000	122,973

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			245,000	257,914

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			100,000	105,275

NOVA Chemicals Corp. 144A sr. unsec. notes 5s, 2025 (Canada)			20,000	18,800

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			33,000	35,171

Rockwood Specialties Group, Inc. company guaranty sr. unsec. notes 4 5/8s, 2020			140,000	144,912

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096			85,000	104,728

Westvaco Corp. company guaranty sr. unsec. unsub. notes 8.2s, 2030			230,000	315,668

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031			39,000	50,689

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			365,000	458,774

				3,090,437
Capital goods (0.5%)

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			110,000	107,800

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			155,000	160,425

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			308,000	419,956

Northrop Grumman Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2026			55,000	73,265

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038			205,000	261,685

Republic Services, Inc. company guaranty sr. unsec. notes 5.7s, 2041			90,000	102,248

Republic Services, Inc. company guaranty sr. unsec. notes 3.8s, 2018			110,000	115,443

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022			150,000	141,750

				1,382,572
Communication services (3.0%)

American Tower Corp. sr. unsec. notes 4s, 2025(R)			235,000	229,294

AT&T, Inc. sr. unsec. notes 4 3/4s, 2046			235,000	215,330

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025			235,000	224,307

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023			85,000	84,701

CCO Safari II, LLC 144A company guaranty sr. notes 6.484s, 2045			167,000	168,478

CCO Safari II, LLC 144A company guaranty sr. notes 4.908s, 2025			83,000	82,602

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			205,000	260,988

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			15,000	15,866

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			43,000	44,505

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			635,000	685,910

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040			325,000	405,915

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			111,000	117,452

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			95,000	89,597

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017			475,000	489,327

SBA Tower Trust 144A notes 2.933s, 2017			175,000	179,278

SES SA 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)			245,000	244,573

TCI Communications, Inc. sr. unsec. unsub. notes 7 7/8s, 2026			555,000	755,550

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)			250,000	244,375

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)			605,000	676,004

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			150,000	156,856

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)			75,000	88,919

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			11,000	12,602

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054 (units)			53,400	1,390,002

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05s, 2034			250,000	249,597

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522s, 2048			541,000	475,424

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034			85,000	79,089

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			40,000	49,907

Verizon New York, Inc. company guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032			92,000	106,417

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030			405,000	502,697

				8,325,562
Consumer cyclicals (2.7%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85s, 2039			210,000	282,988

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7 3/4s, 2024			420,000	530,022

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2045			230,000	315,568

Autonation, Inc. company guaranty sr. unsec. notes 4 1/2s, 2025			30,000	30,576

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			203,000	222,914

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044			150,000	142,071

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			481,000	624,770

D.R. Horton, Inc. company guaranty sr. unsec. notes 5 3/4s, 2023			120,000	129,150

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023			135,000	128,648

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			270,000	299,268

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			48,000	55,989

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			485,000	614,369

General Motors Co. sr. unsec. unsub. notes 6 1/4s, 2043			90,000	95,731

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3s, 2017			91,000	92,004

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. Notes 3.45s, 2022			110,000	105,807

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.3s, 2025			37,000	35,794

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			75,000	75,563

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)			280,000	302,428

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			325,000	428,136

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			78,000	88,247

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			37,000	40,177

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			110,000	107,238

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019			109,000	105,185

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			275,000	305,594

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			125,000	131,406

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			152,000	184,915

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024			105,000	124,507

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			70,000	65,600

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7s, 2028			24,000	29,541

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 2 7/8s, 2023			14,000	13,168

McGraw Hill Financial, Inc. 144A company guaranty sr. unsec. notes 4.4s, 2026			145,000	147,148

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028			105,000	131,282

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022			90,000	91,754

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			110,000	112,950

Owens Corning company guaranty sr. unsec. notes 9s, 2019			114,000	135,556

Priceline Group, Inc. (The) sr. unsec. unsub. notes 3.65s, 2025			56,000	55,661

QVC, Inc. company guaranty sr. notes 4.85s, 2024			276,000	267,421

TEGNA, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			40,000	39,200

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044			100,000	96,644

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			460,000	597,340

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025			40,000	38,950

				7,421,280
Consumer staples (1.9%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024			120,000	124,197

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			275,000	386,815

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)			470,000	510,126

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021			345,000	447,622

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019			96,000	110,415

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 3 7/8s, 2019			20,000	20,400

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			25,000	24,000

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			75,000	74,625

CVS Health Corp. sr. unsec. unsub. notes 5 1/8s, 2045			75,000	80,621

CVS Pass-Through Trust sr. notes 6.036s, 2028			29,865	33,769

CVS Pass-Through Trust 144A sr. mtge. notes 7.507s, 2032			698,160	864,047

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036			128,926	134,477

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4 1/2s, 2045			40,000	36,992

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			180,000	223,836

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5 5/8s, 2042			419,000	449,323

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			160,000	162,436

Grupo Bimbo SAB de CV 144A sr. unsec. notes 4 7/8s, 2044 (Mexico)			200,000	178,656

Kraft Foods Group, Inc. sr. unsec. notes Ser. 144A, 6 7/8s, 2039			30,000	37,293

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			211,000	254,810

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			345,000	422,218

McDonald's Corp. sr. unsec. notes 5.7s, 2039			145,000	166,399

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			200,000	203,571

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034			17,000	17,325

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15s, 2044			23,000	24,129

Walgreens Boots Alliance, Inc. company guaranty sr. unsec. unsub. notes 3.3s, 2021			205,000	207,510

				5,195,612
Energy (1.3%)

Anadarko Petroleum Corp. sr. unsec. notes 7.2s, 2029			91,000	105,946

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			275,000	302,539

California Resources Corp. company guaranty sr. unsec. notes 5s, 2020			95,000	61,096

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019			100,000	89,508

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024			100,000	88,275

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			86,000	75,487

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			21,000	18,580

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			100,000	112,200

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			206,000	255,833

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			280,000	249,928

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040			150,000	168,971

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			360,000	225,008

Petrobras Global Finance BV company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			825,000	600,188

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2041 (Brazil)			215,000	140,288

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040			130,000	109,293

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			172,000	189,472

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037			95,000	73,852

Weatherford International, Ltd./Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			75,000	74,938

Weatherford International, Ltd./Bermuda company guaranty sr. unsec. notes 6 1/2s, 2036 (Bermuda)			90,000	68,416

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024			100,000	79,293

Williams Partners LP sr. unsec. notes 5.4s, 2044			233,000	186,707

Williams Partners LP sr. unsec. notes 4.3s, 2024			232,000	210,524

				3,486,342
Financials (12.2%)

Aflac, Inc. sr. unsec. notes 6.9s, 2039			545,000	706,485

Aflac, Inc. sr. unsec. notes 6.45s, 2040			167,000	206,088

Air Lease Corp. sr. unsec. unsub. notes 3 3/4s, 2022			105,000	104,446

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity			265,000	256,381

American International Group, Inc. jr. sub. FRB 8.175s, 2058			706,000	933,685

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042			975,000	894,825

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)			330,000	316,800

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034			405,000	486,014

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual maturity (France)			140,000	144,725

AXA SA 144A jr. unsec. sub. FRN 6.379s, perpetual maturity (France)			400,000	426,252

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s, perpetual maturity (Spain)			200,000	211,500

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			150,000	149,985

Banco do Brasil SA/Cayman 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			635,000	516,731

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity			503,000	487,910

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity			140,000	142,800

Barclays PLC jr. unsec. sub. FRB 6 5/8s, perpetual maturity (United Kingdom)			247,000	237,120

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB 5.919s, perpetual maturity (Spain)			5,000	5,063

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			545,000	525,067

BNP Paribas SA 144A jr. unsec. sub. FRN 7.195s, perpetual maturity (France)			100,000	116,000

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			200,000	210,891

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022			210,000	220,939

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			511,000	532,332

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2026			185,000	183,611

CIT Group, Inc. sr. unsec. notes 5s, 2023			100,000	99,500

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.9s, perpetual maturity			56,000	54,600

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s, perpetual maturity			244,000	229,970

Citigroup, Inc. jr. unsec. sub. FRN Ser. Q, 5.95s, perpetual maturity			1,224,000	1,207,170

Citigroup, Inc. jr. unsec. sub. FRN 5 7/8s, perpetual maturity			33,000	32,423

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			70,000	71,050

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			400,000	463,844

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands company guaranty unsec. sub. notes 4 5/8s, 2023 (Netherlands)			250,000	258,314

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 144A jr. unsec. sub. FRN 11s, perpetual maturity (Netherlands)			175,000	215,163

Credit Agricole SA 144A jr. unsec. sub. FRN 7 7/8s, perpetual maturity (France)			200,000	199,001

Credit Agricole SA 144A unsec. sub. notes 4 3/8s, 2025 (France)			200,000	192,134

Credit Suisse Group AG 144A jr. unsec. sub. FRN 7 1/2s, perpetual maturity (Switzerland)			315,000	328,388

Credit Suisse Group AG 144A unsec. sub. notes 6 1/2s, 2023 (Switzerland)			200,000	221,165

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			224,000	273,635

Deutsche Bank AG unsec. sub. notes 4 1/2s, 2025 (Germany)			332,000	322,270

Duke Realty LP sr. unsec. unsub. notes 3 7/8s, 2021(R)			190,000	197,199

EPR Properties unsec. notes 5 1/4s, 2023(R)			300,000	307,682

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			25,000	24,375

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity			171,000	156,465

Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023			235,000	246,577

GE Capital Trust I unsec. sub. FRB 6 3/8s, 2067			765,000	820,463

General Electric Capital Corp. company guaranty jr. unsec. sub. FRN Ser. A, 7 1/8s, 2049			100,000	115,500

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			350,000	473,960

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB 6.15s, 2066			204,000	93,840

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			454,000	541,321

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8 1/8s, 2038			400,000	446,000

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040			321,000	412,980

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			454,000	504,840

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)			105,000	102,019

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			175,000	171,474

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176s, perpetual maturity (United Kingdom)			130,000	195,650

HSBC Holdings PLC jr. unsec. sub. FRB 6 3/8s, perpetual maturity (United Kingdom)			315,000	301,219

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			720,000	781,627

ING Groep NV jr. unsec. sub. FRN 6s, perpetual maturity (Netherlands)			360,000	350,100

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			260,000	276,900

Intesa Sanpaolo SpA 144A company guaranty unsec. sub. bonds 5.017s, 2024 (Italy)			200,000	197,360

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s, perpetual maturity			156,000	162,045

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			45,000	52,798

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN 7s, 2037			220,000	211,750

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			300,000	379,562

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)			925,000	1,033,688

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039			705,000	1,045,593

Merrill Lynch & Co., Inc. unsec. sub. FRN 1.097s, 2026			100,000	86,434

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037			300,000	345,344

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037			920,000	1,127,000

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036			85,000	92,650

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			170,000	174,415

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			355,000	370,975

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031			205,000	269,172

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			73,000	77,289

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4 7/8s, 2045			75,000	66,750

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			515,000	566,247

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976s, 2025			100,000	100,710

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			42,000	45,644

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037			715,000	722,150

Prudential Financial, Inc. jr. unsec. sub. FRN 5 5/8s, 2043			149,000	154,215

Prudential Financial, Inc. jr. unsec. sub. FRN 5.2s, 2044			226,000	222,610

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040			270,000	341,606

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			120,000	126,511

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8s, perpetual maturity (United Kingdom)			265,000	266,988

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			530,000	534,210

Royal Bank of Scotland PLC (The) unsec. sub. FRN Ser. REGS, 9 1/2s, 2022 (United Kingdom)			515,000	561,350

Santander Issuances SAU 144A company guaranty sr. unsec. unsub. notes 5.911s, 2016 (Spain)			100,000	101,003

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)			50,000	52,614

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)			40,000	40,748

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)			40,000	40,145

SL Green Realty Corp./SL Green Operating Partnership /Reckson Operating Partnership sr. unsec. unsub. notes 5s, 2018(R)			185,000	197,374

Standard Chartered Bank 144A unsec. sub. notes 8s, 2031 (United Kingdom)			100,000	124,935

Standard Chartered PLC 144A jr. sub. FRB 7.014s, perpetual maturity (United Kingdom)			600,000	651,000

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB 1.337s, 2037			1,525,000	1,242,875

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436s, 2024 (Japan)			410,000	423,967

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85s, 2039			239,000	299,259

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8 1/8s, 3/15/18), 2046(STP)			200,000	209,000

Travelers Property Casualty Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			255,000	341,433

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s, perpetual maturity			115,000	117,013

Wells Fargo Bank, NA sr. unsec. sub. notes Ser. BKNT, 6.6s, 2038			1,110,000	1,447,570

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			145,000	162,197

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			265,000	270,421

ZFS Finance USA Trust V 144A FRB 6 1/2s, 2037			218,000	221,270

				33,982,358
Health care (0.7%)

AbbVie, Inc. sr. unsec. notes 3.6s, 2025			60,000	59,176

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 4 3/4s, 2045 (Luxembourg)			75,000	68,097

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 3.45s, 2022 (Luxembourg)			37,000	36,576

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			302,000	375,621

Anthem, Inc. sr. unsec. unsub. notes 4 5/8s, 2042			195,000	192,139

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			90,000	96,075

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021			277,000	298,468

HCA, Inc. company guaranty sr. notes 5s, 2024			95,000	95,238

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2035			65,000	65,708

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3 1/2s, 2025			65,000	66,322

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			125,000	126,359

Omega Healthcare Investors, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2026(R)			15,000	15,263

Omega Healthcare Investors, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2027(R)			95,000	90,488

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			80,000	86,400

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020			97,000	104,157

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			165,000	169,083

				1,945,170
Technology (0.3%)

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045			199,000	197,014

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			281,000	293,663

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			115,000	128,513

Oracle Corp. sr. unsec. unsub. notes 4 1/8s, 2045			140,000	132,102

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			220,000	213,400

				964,692
Transportation (0.3%)

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			74,358	76,774

Kansas City Southern Railway Co. (The) company guaranty sr. unsec. notes 4.3s, 2043			19,000	17,548

Norfolk Southern Corp. sr. unsec. notes 6s, 2111			210,000	234,750

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022			244,629	274,596

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			179,171	191,713

				795,381
Utilities and power (3.7%)

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			255,000	289,195

Beaver Valley II Funding Corp. sr. bonds 9s, 2017			23,000	24,840

Commonwealth Edison Co. sr. mtge. bonds 5 7/8s, 2033			195,000	234,825

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042			205,000	199,749

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)			630,000	669,375

El Paso Natural Gas Co., LLC sr. unsec. unsub. bonds 8 3/8s, 2032			380,000	431,183

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020			230,000	254,157

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 5/8s, perpetual maturity (France)			220,000	215,600

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			250,000	323,543

Electricite de France (EDF) 144A unsec. sub. FRN 5 1/4s, perpetual maturity (France)			999,000	979,020

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)			180,000	197,895

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			285,000	267,180

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			145,000	145,456

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			330,000	290,734

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			58,000	58,303

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45s, 2044			245,000	252,446

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)			170,000	210,670

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			140,000	153,564

Kansas Gas and Electric Co. bonds 5.647s, 2021			129,132	130,423

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044			86,000	71,018

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			245,000	295,013

MidAmerican Energy Holdings Co. sr. unsec. bonds 6 1/2s, 2037			185,000	232,394

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			175,000	232,278

Oncor Electric Delivery Co., LLC sr. notes 7s, 2022			161,000	198,533

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			165,000	173,428

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038			155,000	193,299

Pacific Gas & Electric Co. sr. unsub. notes 5.8s, 2037			265,000	313,909

PacifiCorp sr. mtge. bonds 6 1/4s, 2037			205,000	261,144

Potomac Edison Co. (The) 144A sr. bonds 5.8s, 2016			450,000	467,014

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023			10,000	10,015

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067			610,000	520,788

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			415,000	509,215

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35s, 2067 (Canada)			915,000	772,031

WEC Energy Group jr. unsec. sub. FRN 6 1/4s, 2067			815,000	693,769

				10,272,006

Total corporate bonds and notes (cost $73,887,310)				$76,861,412

ASSET-BACKED SECURITIES (5.1%)(a)
			Principal amount	Value

Station Place Securitization Trust
FRB Ser. 15-2, Class A, 1.235s, 2017			$2,519,000	$2,519,000
FRB Ser. 15-4, Class A, 1.233s, 2017			3,204,000	3,204,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.055s, 2016			8,515,000	8,515,000

Total asset-backed securities (cost $14,238,000)				$14,238,000

PURCHASED SWAP OPTIONS OUTSTANDING (1.3%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(1.548)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.548		$97,096,500	$3,884

Barclays Bank PLC

2.055/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.055		20,056,000	177,897

Citibank, N.A.

2.12/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.12		20,056,000	256,917

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		38,616,500	13,902

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		5,283,600	334,980

2.07125/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.07125		30,084,000	286,701

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		5,283,600	195,673

(2.42875)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.42875		30,084,000	6,318

Goldman Sachs International

2.155/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.155		40,112,000	543,116

2.0775/3 month USD-LIBOR-BBA/Nov-25	Nov-15/2.0775		40,112,000	498,993

0.90/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.90		88,760,500	244,091

1.992/3 month USD-LIBOR-BBA/Oct-25	Oct-15/1.992		40,112,000	241,073

(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82		7,727,625	153,548

(2.234)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.234		40,112,000	67,789

(2.5025)/3 month USD-LIBOR-BBA/Nov-25	Nov-15/2.5025		40,112,000	38,909

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		38,616,500	10,813

(2.49)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.49		40,112,000	40

JPMorgan Chase Bank N.A.

2.0775/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.0775		40,112,000	403,527

0.98/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.98		49,583,800	186,931

Total purchased swap options outstanding (cost $3,822,522)				$3,665,102

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/$100.98		$11,000,000	$92,246

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/100.86		11,000,000	85,547

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/100.66		11,000,000	76,560

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/100.50		11,000,000	69,388

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Nov-15/101.25		11,000,000	72,435

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Nov-15/101.13		11,000,000	65,483

Total purchased options outstanding (cost $900,626)				$461,659

MUNICIPAL BONDS AND NOTES (0.4%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$350,000	$490,732

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			285,000	390,336

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			255,000	289,417

Total municipal bonds and notes (cost $892,249)				$1,170,485

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

HSBC USA, Inc. $0.88 pfd.			15,500	$332,940

Total preferred stocks (cost $348,330)				$332,940

SHORT-TERM INVESTMENTS (9.1%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.13%(AFF)		Shares	13,785,425	$13,785,425

U.S. Treasury Bills 0.07%, February 18, 2016(SEGCCS)(SEGSF)			1,980,000	1,979,825

U.S. Treasury Bills 0.15%, February 11, 2016(SEG)(SEGCCS)(SEGSF)			4,376,000	4,375,597

U.S. Treasury Bills 0.03%, February 4, 2016(SEG)(SEGCCS)(SEGSF)			1,260,000	1,259,917

U.S. Treasury Bills 0.14%, January 14, 2016(SEG)			60,000	59,999

U.S. Treasury Bills 0.03%, October 22, 2015(SEGCCS)			1,470,000	1,469,971

U.S. Treasury Bills 0.00%, October 15, 2015(SEGCCS)(SEGSF)			150,000	150,000

U.S. Treasury Bills 0.01%, October 1, 2015(SEGSF)			2,145,000	2,145,000

Total short-term investments (cost $25,223,391)				$25,225,734

TOTAL INVESTMENTS

Total investments (cost $517,686,426)(b)				$522,917,312

FUTURES CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	136	$21,398,750	Dec-15	$245,910
U.S. Treasury Bond 30 yr (Short)	21	3,304,219	Dec-15	(46,599)
U.S. Treasury Bond Ultra 30 yr (Long)	111	$17,805,094	Dec-15	119,555
U.S. Treasury Note 2 yr (Long)	13	2,847,406	Dec-15	4,474
U.S. Treasury Note 2 yr (Short)	54	11,827,688	Dec-15	(18,696)
U.S. Treasury Note 5 yr (Long)	306	36,877,781	Dec-15	276,703
U.S. Treasury Note 10 yr (Short)	57	7,337,859	Dec-15	(23,611)

Total				$557,736

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/15 (premiums $4,786,750) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

1.798/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.798	$97,096,500	$971
1.278/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.278	24,274,125	5,098
Barclays Bank PLC

(2.235)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.235	10,028,000	207,981
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	38,616,500	3,089
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	38,616,500	5,792
(2.31)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.31	10,028,000	271,057
Credit Suisse International

2.25/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.25	15,042,000	20,006
(2.25)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.25	15,042,000	328,668
2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	5,283,600	538,351
Goldman Sachs International

2.3225/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.3225	20,056,000	401
2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	77,233,000	6,951
(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885	7,727,625	33,229
2.29/3 month USD-LIBOR-BBA/Nov-25	Nov-15/2.29	20,056,000	69,193
2.113/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.113	20,056,000	88,447
(0.725)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.725	88,760,500	102,075
(0.8125)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.8125	88,760,500	164,207
(2.113)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.113	20,056,000	243,279
(2.29)/3 month USD-LIBOR-BBA/Nov-25	Nov-15/2.29	20,056,000	516,442
(2.3225)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.3225	20,056,000	571,596
JPMorgan Chase Bank N.A.

(0.83)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.83	49,583,800	96,688
(0.905)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.905	49,583,800	138,339
(2.2625)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.2625	20,056,000	459,884
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	5,404,000	701,239

Total			$4,572,983

WRITTEN OPTIONS OUTSTANDING at 9/30/15 (premiums $883,438) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/$99.98	$11,000,000	$47,322
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/99.92	11,000,000	43,560
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/99.86	11,000,000	43,318
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/99.77	11,000,000	38,775
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/99.19	11,000,000	22,891
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/98.98	11,000,000	20,757
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/99.03	11,000,000	19,899
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/98.86	11,000,000	18,667
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Nov-15/100.25	11,000,000	26,279
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Nov-15/100.13	11,000,000	23,683
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Nov-15/99.25	11,000,000	8,041
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Nov-15/99.13	11,000,000	6,721

Total			$319,913

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A.

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	$5,109,025	$(125,186)	$13,743
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	5,109,025	(129,815)	(5,416)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	10,177,200	(67,292)	(20,161)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	20,354,400	(142,990)	(48,667)
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	5,109,025	(135,941)	(60,486)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	5,109,025	(143,053)	(76,467)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	22,377,500	148,251	115,423
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	22,377,500	143,053	105,420
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	20,354,400	62,325	(12,823)
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	40,708,800	130,268	(19,337)
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	22,377,500	128,834	(70,489)
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	22,377,500	127,552	(97,341)

Total			$(3,994)	$(176,601)

TBA SALE COMMITMENTS OUTSTANDING at 9/30/15 (proceeds receivable $122,181,211) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 6s, September 1, 2045	$2,000,000	10/14/15	$2,264,062
Federal National Mortgage Association, 4 1/2s, October 1, 2045	8,000,000	10/14/15	8,672,500
Federal National Mortgage Association, 4s, October 1, 2045	5,000,000	10/14/15	5,332,813
Federal National Mortgage Association, 3 1/2s, October 1, 2045	24,000,000	10/14/15	25,031,251
Federal National Mortgage Association, 3s, October 1, 2045	79,000,000	10/14/15	80,049,215
Government National Mortgage Association, 3 1/2s, October 1, 2045	1,000,000	10/21/15	1,047,500

Total			$122,397,341

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)
	$9,962,000		$(51,874)	9/30/25	3 month USD-LIBOR-BBA	2.1575%	$84,534
	9,962,000		136,408	9/30/25	2.3975%	3 month USD-LIBOR-BBA	(222,528)
	9,962,000		(87,737)	9/30/25	3 month USD-LIBOR-BBA	2.2775%	159,940
	223,026,000	(E)	1,137,602	12/16/17	1.25%	3 month USD-LIBOR-BBA	(573,897)
	8,360,000	(E)	115,969	12/16/25	2.35%	3 month USD-LIBOR-BBA	(104,276)
	15,042,000		124,650	9/29/25	2.235%	3 month USD-LIBOR-BBA	(190,842)
	5,014,000		100,110	9/29/45	2.703%	3 month USD-LIBOR-BBA	(90,503)
	112,228,000	(E)	125,618	12/16/20	1.70%	3 month USD-LIBOR-BBA	(1,073,428)
	882,000	(E)	2,911	12/16/45	3 month USD-LIBOR-BBA	2.70%	31,202
	4,342,000		(58)	9/29/25	2.162%	3 month USD-LIBOR-BBA	(61,622)
	2,543,000		(34)	9/30/25	2.07%	3 month USD-LIBOR-BBA	(14,146)
	6,900,000		(91)	10/1/25	2.02%	3 month USD-LIBOR-BBA	(5,666)

	Total		$1,603,474	$(2,061,232)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$305,537	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(2,799)
485,889	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(5,387)
Barclays Bank PLC
656,977	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	1,072
491,597	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,274)
1,434,526	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,394)
1,314,840	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,873
1,220,125	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,119
2,672,466	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(24,486)
3,748,677	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,869)
2,521,724	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,379
147,939	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	642
332,550	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	577
357,692	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(3,236)
3,209,566	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,593)
4,016,202	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,974
1,230,807	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	5,340
61,427	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(453)
214,162	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	372
159,047	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	400
2,327,847	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,042
1,354,677	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,205)
199,964	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	285
1,193,332	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	1,947
5,510,347	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,568
814,747	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,415
137,004	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	195
444,044	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	632
321,893	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	458
3,209,887	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,594)
1,140,904	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(4,363)
469,491	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(645)
234,715	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(323)
234,715	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(323)
471,112	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(648)
1,223,508	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,682)
471,112	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(648)
470,890	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	818
1,019,233	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,411)
625,058	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(4,613)
940,604	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,293)
198,532	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	2,552
290,769	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(688)
812,549	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,922)
374,783	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	651
901,241	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(6,383)
2,333,600	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,521)
703,820	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(4,985)
Citibank, N.A.
1,281,646	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,225
2,243,380	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,895
Credit Suisse International
760,490	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	10,132
1,017,269	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	13,077
5,276,542	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(44,745)
898,784	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,235)
1,067,224	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(7,893)
533,612	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(3,946)
2,217,040	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(16,396)
430,000	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(3,046)
Goldman Sachs International
780,520	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(5,760)
602,143	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(4,444)
2,082,620	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(18,841)
756,321	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(5,582)
1,219,573	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,603)
1,219,573	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,603)
237,402	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(2,632)
1,117,247	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,643)
419,722	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(993)
24,600	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(225)
463,705	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,103)
96,578	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(874)
877,929	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(7,943)
602,399	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,425)
1,530,550	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,621)
722,879	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,710)
56,742	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(134)
151,354	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(358)
402,905	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,973)
855,427	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(6,313)
1,022,665	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,891)
1,450,724	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(13,125)
1,491,835	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,970)
1,487,753	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13,632)
1,435,617	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	18,455
1,077,750	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(7,971)
JPMorgan Chase Bank N.A.
376,127	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,446)
1,435,617	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	18,455

Total	$—	$(231,264)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$3,281	$48,000	5/11/63	300 bp	$2,043
	CMBX NA BBB- Index	BBB-/P	6,388	106,000	5/11/63	300 bp	3,653
	CMBX NA BBB- Index	BBB-/P	13,088	212,000	5/11/63	300 bp	7,618
	CMBX NA BBB- Index	BBB-/P	12,483	219,000	5/11/63	300 bp	6,833
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	21,618	195,000	5/11/63	300 bp	16,587
	Credit Suisse International
	CMBX NA BB Index	—	(34,648)	1,963,000	5/11/63	(500 bp)	33,206
	CMBX NA BB Index	—	(893)	92,000	1/17/47	(500 bp)	3,961
	CMBX NA BBB- Index	BBB-/P	13,880	1,267,000	5/11/63	300 bp	(18,809)
	CMBX NA BBB- Index	BBB-/P	28,951	2,000,000	5/11/63	300 bp	(22,649)
	CMBX NA BBB- Index	BBB-/P	44,563	3,393,000	5/11/63	300 bp	(42,977)
	CMBX NA BBB- Index	BBB-/P	25,039	730,000	1/17/47	300 bp	(15,695)
	CMBX NA BBB- Index	BBB-/P	65,347	1,836,000	1/17/47	300 bp	(37,102)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(1,369)	198,000	5/11/63	300 bp	(6,478)
	CMBX NA BBB- Index	BBB-/P	139	39,000	1/17/47	300 bp	(2,037)
	CMBX NA BBB- Index	BBB-/P	153	39,000	1/17/47	300 bp	(2,023)
	CMBX NA BBB- Index	BBB-/P	139	39,000	1/17/47	300 bp	(2,037)
	CMBX NA BBB- Index	BBB-/P	474	111,000	1/17/47	300 bp	(5,719)
	CMBX NA BBB- Index	BBB-/P	396	111,000	1/17/47	300 bp	(5,798)
	CMBX NA BBB- Index	BBB-/P	396	111,000	1/17/47	300 bp	(5,798)
	CMBX NA BB Index	—	(1,750)	165,000	5/11/63	(500 bp)	3,954
	CMBX NA BB Index	—	(1,249)	146,000	5/11/63	(500 bp)	3,798
	CMBX NA BB Index	—	1,877	83,000	5/11/63	(500 bp)	4,746
	CMBX NA BB Index	—	(720)	75,000	5/11/63	(500 bp)	1,872
	CMBX NA BB Index	—	1,060	63,000	5/11/63	(500 bp)	3,238
	CMBX NA BB Index	—	584	57,000	5/11/63	(500 bp)	2,555
	CMBX NA BB Index	—	61	50,000	5/11/63	(500 bp)	1,789
	CMBX NA BB Index	—	(952)	92,000	1/17/47	(500 bp)	3,903
	CMBX NA BB Index	—	(124)	62,000	1/17/47	(500 bp)	3,148
	CMBX NA BBB- Index	—	(1,552)	171,000	5/11/63	(300 bp)	2,860
	CMBX NA BBB- Index	BBB-/P	(11)	4,000	5/11/63	300 bp	(114)
	CMBX NA BBB- Index	BBB-/P	(321)	40,000	5/11/63	300 bp	(1,353)
	CMBX NA BBB- Index	BBB-/P	(916)	84,000	5/11/63	300 bp	(3,083)
	CMBX NA BBB- Index	BBB-/P	(1,469)	157,000	5/11/63	300 bp	(5,520)
	CMBX NA BBB- Index	BBB-/P	(1,575)	157,000	5/11/63	300 bp	(5,625)
	CMBX NA BBB- Index	BBB-/P	(1,575)	157,000	5/11/63	300 bp	(5,625)
	CMBX NA BBB- Index	BBB-/P	943	158,000	5/11/63	300 bp	(3,134)
	CMBX NA BBB- Index	BBB-/P	(650)	162,000	5/11/63	300 bp	(4,830)
	CMBX NA BBB- Index	BBB-/P	1,965	172,000	5/11/63	300 bp	(2,473)
	CMBX NA BBB- Index	BBB-/P	(3,066)	184,000	5/11/63	300 bp	(7,813)
	CMBX NA BBB- Index	BBB-/P	632	30,000	1/17/47	300 bp	(1,042)
	CMBX NA BBB- Index	BBB-/P	4,162	139,000	1/17/47	300 bp	(3,595)
	CMBX NA BBB- Index	BBB-/P	5,181	171,000	1/17/47	300 bp	(4,360)
	JPMorgan Securities LLC
	CMBX NA BBB- Index	—	(5,470)	228,000	5/11/63	(300 bp)	469
	CMBX NA BBB- Index	—	(2,937)	114,000	5/11/63	(300 bp)	32
	CMBX NA BBB- Index	BBB-/P	6,307	114,000	1/17/47	300 bp	(82)
	CMBX NA BBB- Index	BBB-/P	12,025	228,000	1/17/47	300 bp	(754)

	Total		$209,885	$(110,260)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $277,874,789.
(b)	The aggregate identified cost on a tax basis is $525,025,739, resulting in gross unrealized appreciation and depreciation of $8,122,221 and $10,230,648, respectively, or net unrealized depreciation of $2,108,427.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$—	$742,526	$742,526	$45	$—
	Putnam Short Term Investment Fund*	29,116,959	76,807,205	92,138,739	24,601	13,785,425
	Totals	$29,116,959	$77,549,731	$92,881,265	$24,646	$13,785,425
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $230,984,205 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,494,145 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,316,673 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$—	$14,238,000
Corporate bonds and notes	—	76,652,412	209,000
Mortgage-backed securities	—	130,505,767	3,839,267
Municipal bonds and notes	—	1,170,485	—
Preferred stocks	332,940	—	—
Purchased options outstanding	—	461,659	—
Purchased swap options outstanding	—	3,665,102	—
U.S. government and agency mortgage obligations	—	266,481,141	—
U.S. treasury obligations	—	135,805	—
Short-term investments	13,785,425	11,440,309	—

Totals by level	$14,118,365	$490,512,680	$18,286,267

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$557,736	$—	$—
Written options outstanding	—	(319,913)	—
Written swap options outstanding	—	(4,572,983)	—
Forward premium swap option contracts	—	(176,601)	—
TBA sale commitments	—	(122,397,341)	—
Interest rate swap contracts	—	(3,664,706)	—
Total return swap contracts	—	(231,264)	—
Credit default contracts	—	(320,145)	—

Totals by level	$557,736	$(131,682,953)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of 12/31/14	Accrued discounts/premiums	Realized gain/(loss)	Change in net unrealized appreciation/(depreciation)#	Purchases	Sales	Total transfers into Level 3†	Total transfers out of Level 3 †	Balance as of 9/30/15

Asset-backed securities	$8,515,000	—	—	—	5,723,000	—	—	—	$14,238,000
Corporate bonds and notes	$—	—	—	—	—	—	209,000	—	$209,000
Mortgage-backed securities	$8	(57,345)	—	23,057	3,648,407	—	225,140	—	$3,839,267

Totals:	$8,515,008	$(57,345)	$—	$23,057	$9,371,407	$—	$434,140	$—	$18,286,267

† Transfers during the reporting period are accounted for using the end of period market value and valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period.
# Includes $23,057 related to Level 3 securities still held at period end.

During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$116,244	$436,389
Interest rate contracts	5,532,915	9,813,885

Total	$5,649,159	$10,250,274

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$54,900,000
Purchased swap option contracts (contract amount)		$722,900,000
Written TBA commitment option contracts (contract amount)		$103,500,000
Written swap option contracts (contract amount)		$735,200,000
Futures contracts (number of contracts)		700
Centrally cleared interest rate swap contracts (notional)		$776,000,000
OTC total return swap contracts (notional)		$100,200,000
OTC credit default contracts (notional)		$14,200,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$ 235,605	$—	$-	$-	$—	$—	$—	$ 235,605
	OTC Total return swap contracts*#	—	46,311	—	6,120	23,209	18,455	18,455	—	—	112,550
	OTC Credit default contracts*#	—	—	—	—	72,708	34,628	—	8,908	—	116,244
	Futures contracts§	—	—	—	—	—	—	—	—	7,328	7,328
	Forward premium swap option contracts#	—	—	—	—	—	—	234,586	—	—	234,586
	Purchased swap options#	3,884	177,897	—	270,819	823,672	1,798,372	590,458	—	—	3,665,102
	Purchased options#	—	—	—	—	—	—	461,659	—	—	461,659

	Total Assets	$3,884	$224,208	$235,605	$276,939	$919,589	$1,851,455	$1,305,158	$8,908	$7,328	$4,833,074

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	66,641	—	—		—	—	—	66,641
	OTC Total return swap contracts*#	8,186	99,552	—	—	84,261	148,369	3,446	—	—	343,814
	OTC Credit default contracts*#	15,093	5,031	—	—	315,012	82,085	—	19,168	—	436,389
	Futures contracts§	—	—	—	—	—	—	—	—	188,599	188,599
	Forward premium swap option contracts#	—	—	—	—	—	—	411,187	—	—	411,187
	Written swap options#	6,069	207,981	—	279,938	887,025	1,795,820	1,396,150	—	—	4,572,983
	Written options#	—	—	—	—	—	—	319,913	—	—	319,913

	Total Liabilities	$29,348	$312,564	$66,641	$279,938	$1,286,298	$2,026,274	$2,130,696	$19,168	$188,599	$6,339,526

	Total Financial and Derivative Net Assets	$(25,464)	$(88,356)	$168,964	$(2,999)	$(366,709)	$(174,819)	$(825,538)	$(10,260)	$(181,271)	$(1,506,452)
	Total collateral received (pledged)##†	$—	$(88,356)	$—	$—	$(250,000)	$(111,000)	$(824,699)	$—	$—
	Net amount	$(25,464)	$—	$168,964	$(2,999)	$(116,709)	$(63,819)	$(839)	$(10,260)	$(181,271)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 25, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 25, 2015